Finance income and expense	12 Months Ended
Dec. 31, 2024
Finance income and expense [Abstract]
Net finance income/(expense)
5. Finance income and expense
	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	2,628	1,890	—
Gain on cash equivalents and other financial assets at FVTPL	3,598	2,950	308
Interest income under effective interest rate method at FVOCI	3,647	4,138	858
Finance income	9,873	8,978	1,166

Finance expense
Finance expense on investments	(669)	(660)	(123)
Finance expense on lease liability	(48)	(63)	—
Finance expense	(717)	(723)	(123)